DEBT	9 Months Ended
Sep. 30, 2018
Debt Disclosure [Abstract]
DEBT
8. DEBT

Credit Facilities

	Maturity Dates(1)	Total Facilities(2)	Draws(3)	Available
	(in millions)
Enbridge Energy Partners, L.P.	2019 – 2022	$2,450	$1,710	$740
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(1)	Includes $185 million of commitments that expire in 2020. $175 million of commitments expired on September 26, 2018.

(2)	Includes our $1.8 billion multi-year revolving credit facility (Credit Facility) and our $625 million credit agreement (364-Day Credit Facility), together (the Credit Facilities).

(3)
Includes facility draws, letters of credit and commercial paper issuances that are back-stopped by the credit facility and excludes our unsecured revolving 364-day credit agreement with EUS (the EUS 364-day Credit Facility).

Our commercial paper program provides for the issuance of up to an aggregate principal amount of $1.5 billion of commercial paper and is supported by the availability of long-term committed credit facilities, and therefore is classified as long-term debt as of September 30, 2018 and December 31, 2017, respectively.

In addition to the committed credit facilities noted in the above table, we also have $175 million available under an uncommitted letters of credit arrangement, of which $171 million and $174 million were unutilized as of September 30, 2018 and December 31, 2017, respectively.

On April 15, 2018, our 6.5% senior notes of $400 million matured, and were subsequently paid on April 16, 2018.

On June 29, 2018, we extended the termination date attributable to our 364-Day Credit Facility to December 31, 2018, which has a term out option that could extend maturity of any outstanding borrowings to December 31, 2019. The size of the facility remains at $625 million and is through a syndicate of third party lenders.

Debt Covenants
We and our consolidated subsidiaries were in compliance with the terms of our financial covenants under our consolidated debt agreements as of September 30, 2018.

Fair Value of Debt Obligations
The carrying amounts of our outstanding commercial paper, borrowings under our Credit Facilities, and the EUS 364-day Credit Facility approximate their fair values due to the short-term nature and frequent repricing of the amounts outstanding under these obligations. The fair value of our outstanding commercial paper and borrowings under our Credit Facilities and the EUS 364-day Credit Facility are included with our long-term debt obligations above since we have the ability and the intent to refinance the amounts outstanding on a long-term basis.

The approximate fair value of our fixed-rate debt obligations was $5.1 billion and $5.8 billion as of September 30, 2018 and December 31, 2017, respectively. We determined the approximate fair values using a standard methodology that incorporates pricing points that are obtained from independent, third-party investment dealers who actively make markets in our debt securities. We use these pricing points to calculate the present value of the principal obligation to be repaid at maturity and all future interest payment obligations for any debt outstanding. The fair value of our long-term debt obligations is categorized as Level 2 within the fair value hierarchy.